--------------------------------------------------------------------------------


                           PLAN INVESTMENT FUND, INC.


                                  Annual Report
                                December 31, 2001





















                                          ADMINISTRATOR:
                                          --------------
                                          [BCS LOGO]
                                          BCS FINANCIAL SERVICES CORPORATION
                                          676 N. St. Clair, Chicago, IL 60611
                                          (312) 951-9841

--------------------------------------------------------------------------------

                           PLAN INVESTMENT FUND, INC.

PRESIDENT'S LETTER
--------------------------------------------------------------------------------

                                February 15, 2002


Fellow Investors:

BCS Financial Services Corporation is pleased to present the 2001 Annual Report to the Board of Trustees. The Fund recorded strong performance in 2001 in terms of relative yields and asset growth, but we are humbled by the events of 2001: a recession, stock market losses, terrorism, and an ensuing war.

Confronting these events head-on, the FOMC continued its effort to restore confidence and liquidity by lowering the Fed Funds target rate by another 200 bps from August to December. At the end of the year, overnight rates were a full 4.75% below the previous year's close. The Government/REPO Portfolio's yield mirrored this decline, falling from 6.42% in December 2000 to 1.76% in December 2001. However, the Money Market Portfolio's longer average maturity provided some protection as overnight rates continued to decline. During the 4th quarter, the Portfolio's yield benefited tremendously from securities purchased in the late summer. The Report from the Investment Adviser provides additional details about this strategy.

These attractive yields did not go unrecognized by Blue Plan investors and also caught the attention of several Plans that had not been active in Plan Investment Fund in recent years. Subsequently, investor balances in the Money Market Portfolio rose during the 4th quarter, and the aggregate balance of the Fund peaked at $1.140 billion on December 5th. During 2001, Plan Investment Fund averaged $783 million. This is the highest annual average balance since 1996.

As we close the books on 2001 for Plan Investment Fund, we again applaud BlackRock and PFPC for their efforts during the week of September 11th. Unlike many money market funds that remained closed during that week, Plan Investment Fund was able to operate with limited hours to ensure liquidity to our investors.

We are guardedly optimistic regarding the economic outlook for 2002, and will strive to continue providing value to the BlueCross BlueShield System through Plan Investment Fund.




                                           Sincerely,

                                           /s/ Edward J. Baran

                                           Edward J. Baran
                                           President and Chief Executive Officer

--------------------------------------------------------------------------------------------------------------------
                                  COMPARATIVE PERFORMANCE: ANNUALIZED TOTAL RETURN
--------------------------------------------------------------------------------------------------------------------

Periods Ended                               Three           One            Five              Ten            From
December 31, 2001                           Months          Year           Years            Years        Inception*
-----------------                         ----------     ---------      ----------        ---------      ----------
GOVERNMENT/REPO PORTFOLIO                   2.15%          3.90%           5.27%              -            5.36%
iMoneynet. Money Market Avg.                2.19%          3.78%           5.02%              -            5.10%
Repurchase Agreements                       2.19%          3.85%           5.24%              -            5.33%

MONEY MARKET PORTFOLIO                      2.66%          4.12%           5.28%            4.87%          5.77%
iMoneynet. Money Market Avg.                2.19%          3.78%           5.02%            4.64%          5.56%
Repurchase Agreements                       2.19%          3.85%           5.24%            4.85%          5.70%

* Inception dates:
6/01/95 - Government/REPO Portfolio; 3/11/87 - Money Market Portfolio

--------------------------------------------------------------------------------------------------------------------
                                             PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------------------------------------------

                                                                          Closing          Closing
                                           Average        Closing         Average          Average
Portfolio/Month                             Yield          Price          Maturity         Quality
---------------                           ----------     ----------     ------------      ----------
GOVERNMENT/REPO PORTFOLIO
   October                                  2.44%          $1.00           1 Day             A1+
   November                                 2.06%          $1.00          3 Days             A1+
   December                                 1.76%          $1.00          2 Days             A1+

MONEY MARKET PORTFOLIO
   October                                  2.97%          $1.00          56 Days            A1+
   November                                 2.56%          $1.00          46 Days            A1+
   December                                 2.19%          $1.00          58 Days            A1+

--------------------------------------------------------------------------------
REPORT FROM THE MONEY MARKET AND GOVERNMENT/REPO PORTFOLIO ADVISOR
--------------------------------------------------------------------------------

Prior to the tragic events of September 11, the U.S. economy was already experiencing a marked slowdown, particularly in manufacturing. The nation's gross domestic product (GDP) had grown by less than 2% for four consecutive quarters, as business inventories and spending steadily declined. The one bright spot remained the consumer, whose willingness to spend, despite growing job insecurity, prevented an even steeper economic decline. In the wake of September 11, it became clear the terrorist attacks would exacerbate the weakness in the economy. Almost one million jobs were lost in the fourth quarter, and unemployment rose to 5.8%, a six-year high. Third quarter GDP was revised down to -1.3%, the worst quarterly performance since 1993, and just prior to year-end, the National Bureau of Economic Research confirmed what everyone already knew--the economy had slipped into a recession eight months earlier, in March 2001.

To restore economic growth, the Federal Reserve maintained a year-long policy of monetary ease. They reduced the federal funds rate eleven times in 2001, lowering it from 6.50% last January to 1.75% at year-end, a forty-year low. The Fed's actions were made easier by the very good news on inflation in 2001. For the year, producer prices actually declined 1.8%, the largest drop since 1986, while consumer prices rose a mild 1.6%, helped by lower energy costs. Money market yields moved in tandem with the Fed's rate cuts. By year-end, overnight yields traded at 1.75%, while one-year rates approximated 2.30%. This positively sloped money market yield curve developed late in the year; most of the year saw a flat to negatively-sloped curve, reflecting widely held expectations of significant Fed easing in 2001.

The Money Market Portfolio enjoyed a year of tremendous asset growth, more than doubling from $315 million a year ago to $712 million on December 31, 2001. Assets grew steadily throughout the year and hit a high in mid-December of $1.053 billion. The Portfolio's average weighted maturity was kept at the longer end of a 50 to 60-day range, as interest rates dropped dramatically. Investments were laddered out the money market yield curve, taking advantage of opportunities to extend. The year was also characterized by a narrowing of credit spreads and a sharp decline in supply of non-financial commercial paper. To compensate, U.S. government agency notes were purchased, providing the portfolio with a higher quality investment, as well as a highly liquid security. For the year, the Money Market Portfolio's total return was 4.12% versus 3.93% for the iMoneyNet First Tier Institutional category.

The Government/REPO Portfolio maintained its investment policy of investing substantially all its assets in overnight investments. The principal investment was repurchase agreements collateralized by U.S. government obligations. Repo counterparties were closely monitored for their credit quality. For the year, the Government/REPO Portfolio produced a total return of 3.90%, while closing the year with assets of $59.2 million.

Thomas H. Nevin
Managing Director
BlackRock Institutional Management Corporation

                           GOVERNMENT/REPO PORTFOLIO

                            STATEMENT OF NET ASSETS

                               December 31, 2001


                                                    PERCENTAGE
                                                        OF                PAR
                                                    NET ASSETS           (000)               VALUE
                                                -----------------      ---------       -------------------
----------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                          67.5%
----------------------------------------------------------------------------------------------------------

Federal National Mortgage Association
 Discount Notes
 1.4999% (01/02/02)                                                    $ 40,000         $      39,998,333
 (Cost $39,998,333)                                                                    -------------------

----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                  32.6%
----------------------------------------------------------------------------------------------------------

Morgan Stanley Dean Witter & Co.
 1.55% (01/02/02)
 To be repurchased at $8,300,715
 (Collateralized by $8,800,000
 U.S. Treasury Bills,
 due 01/03/02;
 Market Value is $8,797,580)                                              8,300                 8,300,000
 (Cost $8,300,000)

UBS Warburg LLC
 1.80% (01/02/02)
 To be repurchased at $11,001,100
 (Collateralized by $38,760,000
 Federal National Mortgage Association
 STRIPS, due 01/01/32;
 Market Value is $11,331,098)                                            11,000                11,000,000
 (Cost $11,000,000)                                                                    -------------------

 TOTAL REPURCHASE AGREEMENTS                                                                   19,300,000
 (Cost $19,300,000)                                                                    -------------------

TOTAL INVESTMENTS IN SECURITIES                       100.1%                                   59,298,333
(Cost $59,298,333*)

LIABILITIES IN EXCESS OF OTHER ASSETS                  (0.1%)                                      (61,726)
                                                  --------------                       -------------------

NET ASSETS (Applicable to 59,236,607
PCs outstanding)                                      100.0%                            $      59,236,607
                                                  ==============                       ===================

NET ASSET VALUE, offering and
redemption price per PC
($59,236,607/59,236,607 PCs)                                                            $            1.00
                                                                                       ===================

* Aggregate cost for Federal tax purposes.


                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                            STATEMENT OF NET ASSETS

                               December 31, 2001


                                                    PERCENTAGE
                                                        OF                PAR
                                                    NET ASSETS           (000)               VALUE
                                                -----------------      ---------       -------------------
----------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                        34.3%
----------------------------------------------------------------------------------------------------------

Federal Home Loan Bank                                3.5%
 Discount Notes
 2.31% (01/11/02)                                                       $ 15,000       $       14,990,375
 6.875% (07/18/02)                                                        10,000               10,168,952
                                                                                       -------------------
                                                                                               25,159,327
                                                                                       -------------------

Federal Home Loan Mortgage Corporation                8.4%
 Discount Notes
 3.4749% (03/20/02)                                                       20,000               19,849,417
 2.24% (03/22/02)                                                         20,000               19,900,444
 5.50% (05/15/02)                                                         20,000               20,147,347
                                                                                       -------------------
                                                                                               59,897,208
                                                                                       -------------------
Federal National Mortgage Association                22.4%
 Discount Notes
 1.4999% (01/02/02)                                                       10,000                9,999,583
 1.80% (02/08/02)                                                         50,000               49,905,000
 2.2299% (02/15/02)                                                       25,000               24,930,313
 1.75% (03/07/02)                                                         25,000               24,921,007
 1.745% (03/21/02)                                                        35,000               34,865,974
 1.7199% (06/13/02)                                                       15,000               14,883,183
                                                                                       -------------------
                                                                                              159,505,060
                                                                                       -------------------

TOTAL GOVERNMENT AGENCY OBLIGATIONS                                                           244,561,595
(Cost $244,561,595)                                                                    -------------------

----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                               9.1%
----------------------------------------------------------------------------------------------------------

DOMESTIC CERTIFICATES OF DEPOSIT
 First Tennessee Bank National Association
  2.02% (02/28/02)                                                        25,000               25,000,000
 National City Bank (Cleveland)
  3.6025% (09/06/02)                                                      15,000               15,000,000
 U.S. Bank National Association
  2.11% (02/27/02)                                                        25,000               25,000,000
                                                                                       -------------------

TOTAL CERTIFICATES OF DEPOSIT                                                                  65,000,000
(Cost $65,000,000)                                                                     -------------------

                             MONEY MARKET PORTFOLIO

                               December 31, 2001

                                                    PERCENTAGE
                                                        OF                PAR
                                                    NET ASSETS           (000)               VALUE
                                                -----------------      ---------       -------------------
----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                      29.0%
----------------------------------------------------------------------------------------------------------

AGRICULTURAL SERVICES                                  6.3%
 Archer Daniels Midland Co.
  1.85% (4/02/02)                                                       $ 45,000          $     44,789,563
                                                                                          ----------------

ASSET BACKED SECURITIES                               11.2%
 Corporate Receivables Corp.
  2.0999% (01/23/02)                                                      30,000                29,961,500
 CXC, Inc.
  1.80% (03/15/02)                                                        25,000                24,908,750
 Windmill Funding Corp.
  2.26% (01/22/02)                                                        25,000                24,967,042
                                                                                          ----------------
                                                                                                79,837,292
                                                                                          ----------------

INSURANCE AGENTS, BROKERS & SERVICES                   4.2%
 Marsh USA, Inc.
  2.09% (01/24/02)                                                        30,000                29,959,942
                                                                                          ----------------

INSURANCE CARRIERS                                     3.1%
 Triple A One Funding Corp.
  2.00% (01/25/02)                                                        21,800                21,770,933
                                                                                          ----------------

SHORT-TERM BUSINESS CREDIT INSTITUTIONS                4.2%
 General Electric Capital Corp.
  2.03% (02/07/02)                                                        15,000                14,968,704
 General Electric Credit International
  2.04% (02/07/02)                                                        15,000                14,968,550
                                                                                          ----------------
                                                                                                29,937,254
                                                                                          ----------------

 TOTAL COMMERCIAL PAPER
 (Cost $206,294,984)                                                                           206,294,984
                                                                                          ----------------

----------------------------------------------------------------------------------------------------------
FIXED RATE OBLIGATIONS                                 2.8%
----------------------------------------------------------------------------------------------------------

SECURITY BROKERS & DEALERS
 Goldman Sachs Group, Inc.
  3.74% (04/30/02)                                                        20,000                20,000,000
 (Cost $20,000,000)                                                                       ----------------

                             MONEY MARKET PORTFOLIO

                               December 31, 2001


                                                    PERCENTAGE
                                                        OF                PAR
                                                    NET ASSETS           (000)               VALUE
                                                -----------------      ---------       -------------------
----------------------------------------------------------------------------------------------------------
VARIABLE RATE OBLIGATIONS                             15.0%
----------------------------------------------------------------------------------------------------------

BANKS                                                  8.7%
 Bank One Corp.
  1.9812% (03/20/02)                                                    $ 6,686        $         6,688,888
 First Union National Bank
  2.1962% (02/28/02)                                                     10,000                 10,012,944
 Fleet National Bank
  2.0737% (03/28/02)                                                     20,000                 20,024,129
 National City Bank (Cleveland)
  2.1712% (01/07/02)                                                     25,000                 25,020,843
                                                                                       -------------------
                                                                                                61,746,804
                                                                                       -------------------

PERSONAL CREDIT INSTITUTIONS                           2.8%
 Associates Corp. of North America
  2.23% (02/22/02)                                                       20,000                 20,005,238
                                                                                       -------------------

SECURITY BROKERS & DEALERS                             3.5%
 Merrill Lynch & Co., Inc.
  2.5025% (01/24/02)                                                     25,000                 25,030,153
                                                                                       --------------------

 TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $106,782,195)                                                                           106,782,195
                                                                                       -------------------

----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                  9.9%
----------------------------------------------------------------------------------------------------------

Morgan Stanley Dean Witter & Co.
 1.55% (01/02/02)
 To be repurchased at $40,303,470
 (Collateralized by $40,035,000
 U.S. Treasury Notes, 5.125%; due 12/31/02;
 Market Value is $41,211,028)                                            40,300                 40,300,000

UBS Warburg LLC
 1.00% (01/02/02)
 To be repurchased at $30,001,667
 (Collateralized by $30,935,000
 Federal Home Loan Bank Notes and
 Federal Home Loan Mortgage
 Corporation Discount Notes,
 0.00% to 5.375%; due 03/15/02 to 02/15/06;
 Market Value is $30,903,306)                                            30,000                 30,000,000
                                                                                       -------------------

 TOTAL REPURCHASE AGREEMENTS                                                                    70,300,000
                                                                                       -------------------
 (Cost $70,300,000)

                             MONEY MARKET PORTFOLIO

                      STATEMENT OF NET ASSETS (CONCLUDED)

                               December 31, 2001

                                                            PERCENTAGE
                                                                OF
                                                            NET ASSETS                   VALUE
                                                        ------------------           -------------


TOTAL INVESTMENTS IN SECURITIES                                    100.1%            $ 712,938,774
(Cost $712,938,774*)

LIABILITIES IN EXCESS OF OTHER ASSETS                               (0.1%)                (375,238)
                                                        ------------------           -------------

NET ASSETS
(Applicable to 712,563,536 PCs outstanding)                        100.0%            $ 712,563,536
                                                        ==================           =============

NET ASSET VALUE, offering and
redemption price per PC
($712,563,536/712,563,536 PC's)                                                      $        1.00
                                                                                     =============

* Aggregate cost for Federal tax purposes.

                See accompanying notes to financial statements.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                December 31, 2001


                                            GOVERNMENT/REPO     MONEY MARKET
                                              PORTFOLIO          PORTFOLIO
                                            ---------------     ------------
ASSETS
   Investments in securities, at value       $ 59,298,333       $712,938,774
   Accrued interest receivable                        907          1,328,052
   Cash                                            51,506             66,314
   Other assets                                     2,822              7,729
                                             ------------       ------------
            Total Assets                       59,353,568        714,340,869

LIABILITIES
   Dividends payable                              114,491          1,590,380
   Accrued expenses payable                         2,470            186,953
                                             ------------       ------------
            Total Liabilities                     116,961          1,777,333
                                             ------------       ------------

NET ASSETS                                   $ 59,236,607       $712,563,536
                                             ============       ============

NET ASSET VALUE PER
PARTICIPATION CERTIFICATE                    $       1.00       $       1.00
                                             ============       ============
(Participation Certificates outstanding,
Government/REPO Portfolio 59,236,607,
Money Market Portfolio 712,563,536)


                 See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2001


                                              GOVERNMENT/REPO   MONEY MARKET
                                                 PORTFOLIO        PORTFOLIO
                                              ---------------  --------------

INTEREST INCOME                                $  6,037,029     $ 26,057,336
                                               ------------     ------------
EXPENSES
 Investment advisory fee                            261,683        1,046,523
 Administration fee                                  66,326          325,750
 Custodian                                           25,322           64,843
 Legal                                               19,571           36,468
 Audit                                               11,880           20,993
 Professional services                               10,041           10,733
 Insurance                                           10,214           23,102
 Transfer agent                                       3,083           17,576
 Trustee expenses                                     3,737            8,831
 Printing                                             2,903            7,476
 SEC Fees                                                 -           11,700
 Miscellaneous                                          732            1,418

     Total Expenses                                 415,492        1,575,413

     Fees waived                                   (282,839)         (65,037)
                                               ------------     ------------

     Net Expenses                                   132,653        1,510,376
                                               ------------     ------------

NET INVESTMENT INCOME                             5,904,376       24,546,960

NET REALIZED GAIN ON SECURITIES SOLD                      -          108,036

NET CHANGE IN UNREALIZED APPRECIATION
  OF SECURITIES                                           -                -
                                               ------------     ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                              $  5,904,376     $ 24,654,996
                                               ============     ============

                 See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS



                                                     YEAR ENDED           YEAR ENDED
                                                  DECEMBER 31, 2001     DECEMBER 31, 2000
                                                  -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                           $     5,904,376      $    16,641,307
   Net realized gain (loss) on securities sold                   -                    -
                                                   ---------------      ---------------
      Net increase in net assets
         resulting from operations                       5,904,376           16,641,307
                                                   ---------------      ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

From net investment income $.038
and $.062 per PC, respectively                          (5,904,376)         (16,641,307)
                                                   ---------------      ---------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 2,133,408,348
      and 4,072,948,004 PCs                          2,133,408,348        4,072,948,004

   Value of 2,941,603 and 6,867,927 PCs
      issued in reinvestment of dividends                2,941,603            6,867,927

   Cost of 2,300,623,350 and 3,959,178,726
      PCs repurchased                               (2,300,623,350)      (3,959,178,726)
                                                   ---------------      ---------------

   Increase (decrease) in net assets derived
      from capital transactions                       (164,273,399)         120,637,205
                                                   ---------------      ---------------

   Total increase (decrease) in net assets            (164,273,399)         120,637,205

NET ASSETS:

   Beginning of year                                   223,510,006          102,872,801
                                                   ---------------      ---------------

   End of year                                     $    59,236,607      $   223,510,006
                                                   ===============      ===============


                See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                   YEAR ENDED          YEAR ENDED
                                                DECEMBER 31, 2001   DECEMBER 31, 2000
                                                -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

   Net investment income                         $    24,546,960    $    21,204,583
   Net realized gain (loss) on securities sold           108,036             (8,819)
                                                 ---------------    ---------------
      Net increase in net assets
         resulting from operations                    24,654,996         21,195,764
                                                 ---------------    ---------------

DIVIDENDS TO PARTICIPATION
CERTIFICATE HOLDERS:

From net investment income $.040
and $.062 per PC, respectively                       (24,546,960)       (21,204,583)

   Net capital gains                                     (95,307)                 -
                                                 ---------------    ---------------

   Total distributions                               (24,642,267)       (21,204,583)
                                                 ---------------    ---------------

CAPITAL TRANSACTIONS:

   Proceeds from sale of 7,876,329,742
      and 3,790,423,025 PCs                        7,876,329,742      3,790,423,025

   Value of  16,608,159 and 12,752,111 PCs
      issued in reinvestment of dividends             16,608,159         12,752,111

   Cost of  7,495,810,955 and 3,913,762,095
      PCs repurchased                             (7,495,810,955)    (3,913,762,095)
                                                 ---------------    ---------------

   Increase (decrease) in net assets derived
      from capital transactions                      397,126,946       (110,586,959)
                                                 ---------------    ---------------

   Total increase (decrease) in net assets           397,139,675       (110,595,778)

NET ASSETS:

   Beginning of year                                 315,423,861        426,019,639
                                                 ---------------    ---------------

   End of year                                   $   712,563,536    $   315,423,861
                                                 ===============    ===============

                See accompanying notes to financial statements.

                            GOVERNMENT/REPO PORTFOLIO

                              FINANCIAL HIGHLIGHTS

      For a Participation Certificate (PC) Outstanding Throughout the Year

                                              YEAR        YEAR         YEAR       YEAR        YEAR
                                              ENDED      ENDED        ENDED      ENDED       ENDED
                                            12/31/01    12/31/00     12/31/99   12/31/98    12/31/97
                                            --------    --------     --------   --------    --------
Net Asset Value, Beginning of Year          $   1.00    $    1.00   $    1.00   $    1.00   $    1.00
                                            --------    ---------   ---------   ---------   ---------

Income from Investment Operations:
Net Investment Income                          0.038        0.062       0.049       0.054       0.054
Net Realized Gain (Loss) on Investments            0            0           0           0           0
                                            --------    ---------   ---------   ---------   ---------

Total from Investment Operations               0.038        0.062       0.049       0.054       0.054
                                            --------    ---------   ---------   ---------   ---------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                      (0.038)      (0.062)     (0.049)     (0.054)     (0.054)
Distributions to PC holders from
   Net Capital Gains                               0            0           0           0           0
                                            --------    ---------   ---------   ---------   ---------
Total Distributions                           (0.038)      (0.062)     (0.049)     (0.054)     (0.054)
                                            --------    ---------   ---------   ---------   ---------

Net Asset Value, End of Year                $   1.00    $    1.00   $    1.00   $    1.00   $    1.00
                                            ========    =========   =========   =========   =========

Total Return                                    3.90%        6.37%       5.05%       5.48%       5.57%

Ratios/Supplemental Data:
Net Assets, End of Year (000)               $ 59,237    $ 223,510   $ 102,873   $ 124,686   $ 199,238
Ratio of Expenses to Average
   Net Assets(1)                                0.10%        0.10%       0.10%       0.10%       0.10%
Ratio of Net Investment Income
   to Average Net Assets(2)                     3.83%        6.19%       4.98%       5.36%       5.44%


--------------------------------------------

(1) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of net investment expenses to average daily net assets would have been .31%, .28%, .30%, .28%, and .29% for the fiscal years ended December 31, 2001, 2000, 1999, 1998 and 1997, respectively.

(2) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of net investment income to average daily net assets would have been 3.62%, 6.01%, 4.78%, 5.18% and 5.25% for the fiscal periods ended December 31, 2001, 2000, 1999, 1998, and 1997, respectively.

                 See accompanying notes to financial statements.

                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

      For a Participation Certificate (PC) Outstanding Throughout the Year



                                              YEAR        YEAR         YEAR        YEAR        YEAR
                                              ENDED      ENDED        ENDED       ENDED       ENDED
                                            12/31/01    12/31/00     12/31/99    12/31/98    12/31/97
                                            --------    --------     --------    --------    --------
Net Asset Value, Beginning of Year          $    1.00    $    1.00   $    1.00   $    1.00   $    1.00
                                            ---------    ---------   ---------   ---------   ---------

Income from Investment Operations:
Net Investment Income                           0.040        0.062       0.049       0.053       0.054
Net Realized Gain (Loss) on Investments             0            0           0           0           0
                                            ---------    ---------   ---------   ---------   ---------

Total from Investment Operations                0.040        0.062       0.049       0.053       0.054
                                            ---------    ---------   ---------   ---------   ---------

Less Distributions:
Dividends to PC holders from
   Net Investment Income                       (0.040)      (0.062)     (0.049)     (0.053)     (0.054)
Distributions to PC holders from
   Net Capital Gains                                0            0           0           0           0
                                            ---------    ---------   ---------   ---------   ---------

Total Distributions                            (0.040)      (0.062)     (0.049)     (0.053)     (0.054)
                                            ---------    ---------   ---------   ---------   ---------

Net Asset Value, End of Year                $    1.00    $    1.00   $    1.00   $    1.00   $    1.00
                                            =========    =========   =========   =========   =========

Total Return                                     4.12%        6.32%       5.02%       5.42%       5.51%

Ratios/Supplemental Data:
Net Assets, End of Year (000)               $ 712,564    $ 315,424   $ 426,020   $ 488,124   $ 414,625
Ratio of Expenses to Average
   Net Assets(1)                                0.23%         0.27%       0.27%       0.26%       0.25%
Ratio of Net Investment Income
   to Average Net Assets(2)                     4.04%         6.15%       4.90%       5.28%       5.38%

-------------------------------------------------

(1) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of net investment expenses to average daily net assets would have been .27% for the fiscal Year ended December 31, 2001.

(2) Without the waiver of a portion of advisory and administration fees (see Note C), the ratio of net investment income to average daily net assets would have been 4.00% for the fiscal periods ended December 31, 2001.

                 See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS


A. Plan Investment Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end regulated investment company. The Fund consists of two separate portfolios, the Government/REPO Portfolio and the Money Market Portfolio (the "Portfolio(s)"). The Fund is authorized to issue five billion Participation Certificates ("PCs"), par value $.001 per PC. The Fund presently offers two classes of PCs as follows: the Government/REPO Portfolio - one billion PCs authorized and the Money Market Portfolio - two billion PCs authorized.

B.   Significant accounting policies relating to the Fund are as follows:

     Security Valuation - Government/REPO Portfolio and Money Market Portfolio:
     Securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security.

     Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

     Dividends to Participation Certificate Holders - Dividends of net investment income of the Portfolios are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. The Portfolios intend, subject to the use of offsetting capital loss carry forwards, to distribute net realized short- and long-term capital gains, if any, once each year.

     Federal Income Taxes - No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to Participation Certificate Holders which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes.

     Repurchase Agreements - Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller's agreement to repurchase them at an agreed upon date and price ("repurchase agreements"). Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund's custodian or an authorized securities depository. All repurchase agreements were entered into on December 31, 2001.

     Estimated Maturities - The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.

     Variable Rate Obligations - For variable rate obligations, the interest rate presented is as of December 31, 2001, and the maturity shown is the date of the next interest readjustment.

     Management Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

C. The Fund has entered into agreements for advisory, administrative, service agent, custodian and transfer agent services as follows:

     BlackRock Institutional Management Corporation ("BIMC"), an indirect majority owned subsidiary of PNC Bank National Association, serves as the Portfolios' investment advisor and service agent. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets, at the following rate: .20% of the first $250 million, .15% of the next $250 million, .12% of the next $250 million, .10% of the next $250 million, and .08% of amounts in excess of $1 billion.

     BCS Financial Services Corporation ("BCS") serves as the Fund's administrator with respect to the Fund's overall operations and relations with holders of PCs. As compensation for its services, each Portfolio pays BCS a fee, computed daily and paid monthly, at an annual rate not to exceed .05% of the average daily net assets of each of the Fund's Portfolios.

     PFPC Trust Company ("PFPC Trust"), an affiliate of PNC Bank National Association, acts as custodian of the Fund's assets and PFPC Inc. ("PFPC"), an affiliate of PNC Bank, acts as the Fund's transfer agent and dividend disbursing agent. PFPC Trust, BIMC and PFPC receive fees from the Fund for serving in these capacities.

     BIMC and BCS have agreed contractually to reduce their advisory fees otherwise payable to them in 2001 to the extent necessary to reduce the ordinary operating expenses of the Portfolios individually so that they do not exceed 0.30 of one percent (0.30%) of each Portfolio's average net assets for the year. Under these contractual agreements, BIMC voluntarily waived $48,778 and $229,612 of advisory fees and BCS voluntarily waived $16,259 and $53,227 of administrator fees payable by the Money Market Portfolio and Government/REPO Portfolio, respectively, for year-end December 31, 2001.

D.   At December 31, 2001, net assets consisted of:

                                               Government/REPO      Money Market
                                                  Portfolio           Portfolio
                                              ----------------------------------
          Capital paid in..................       $59,236,607       $712,563,536

          Accumulated realized gain/(loss)                  -                  -
           on security transactions........

          Net unrealized appreciation of                    -                  -
           investments.....................
                                              ----------------------------------
                                                  $59,236,607       $712,563,536
                                                  ===========       ============


E. On January 31, 2001, the Board of Trustees voted to discontinue offering the Short-Term Portfolio and to liquidate this portfolio effective February 28, 2001. Short-Term Portfolio PC holders of record at the close of business on February 28, 2001, received the proceeds of the liquidation.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Participation Certificate Holders and Trustees of
Plan Investment Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Government/REPO Portfolio and the Money Market Portfolio (constituting the Plan Investment Fund, Inc. or the "Fund"), as of December 31, 2001, and the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended December 31, 2000 and the financial highlights of the Fund for each of the four years in the period ended December 31, 2000, were audited by other auditors whose report dated February 6, 2001, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2001, the results of its operations, changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

Chicago, Illinois
January 28, 2002

                      DISCLOSURE FOR TRUSTEES AND OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
Name, address and age      Position(s)    Term of       Principal occupation(s) during the past 5       Number of     Other
                           held with      office* and   years                                           portfolios    trusteeships
                           the fund       length of                                                     in fund       held by
                                          time served                                                   complex       Trustee
                                                                                                        overseen by
                                                                                                        the trustee
-----------------------------------------------------------------------------------------------------------------------------------
Edward J. Baran            Trustee,       3 Years       1998 to Present - Chairman of the Board,        None          None
676 North St. Clair        President                    President and Chief Executive Officer, BCSI
Street                     and                          Holdings, Inc.;
Suite 1600                 Chief                        1997 to Present - Chairman of the Board,
Chicago, IL 60611          Executive                    President and Chief Executive Officer, BCS
Age 65                     Officer                      Financial Corporation, BCS Insurance Company,
                                                        BCS Life Insurance Company, Plans Liability
                                                        Insurance.


Howard F. Beacham, III     Trustee        4 Years       April 1998 to Present - President and Chief     None          None
34 South Warren Street                                  Operating Officer, Blue Cross Blue Shield of
Syracuse, NY                                            Central New York (Excellus Health Plan, Inc.);
Age 47                                                  September 1999 to August 2001 - President and
                                                        Chief Operating Officer, Blue Cross Blue
                                                        Shield of Utica-Watertown; September 1997 to
                                                        April 1998 - Executive Vice President, Blue
                                                        Cross Blue Shield of Central New York
                                                        (Excellus Health Plan, Inc.); 1997 to August
                                                        1997 - Senior Vice President Finance, Blue
                                                        Cross Blue Shield of Central New York
                                                        (Excellus Health Plan, Inc.).


Ronald F. King             Executive      5 Years       May 2001 to Present - Chairman, Chief           None          None
1215 S. Boulder Ave.       Trustee                      Executive Officer and President, Blue Cross
Tulsa, OK 74119                                         and Blue Shield of Oklahoma and subsidiaries;
Age 54                                                  BlueLincs HMO, Member Service Life Insurance
                                                        Company and Group Health Service of Oklahoma;
                                                        1997 to May 2001 - President and Chief
                                                        Executive Officer, Blue Cross and Blue Shield
                                                        of Oklahoma and subsidiaries; BlueLincs HMO,
                                                        Member Service Life Insurance Company and
                                                        Group Health Service of Oklahoma.

Robert A. Leichtle         Trustee        1 Year        February 1998 to Present - Executive Vice       None          None
1--20 East at Alpine Road                               President, Chief Financial Officer and
Columbia, SC 29219                                      Treasurer, Blue Cross and  Blue Shield of
Age 55                                                  South Carolina; 1997 to February 1998 -
                                                        Senior Vice President, Treasurer and Chief
                                                        Financial Officer, Blue Cross and Blue Shield
                                                        of South Carolina.

-----------------------------------------------------------------------------------------------------------------------------------
Name, address and age      Position(s)    Term of       Principal occupation(s) during the past 5       Number of     Other
                           held with      office* and   years                                           portfolios    trusteeships
                           the fund       length of                                                     in fund       held by
                                          time served                                                   complex       Trustee
                                                                                                        overseen by
                                                                                                        the trustee
-----------------------------------------------------------------------------------------------------------------------------------
James M. Mead              Trustee        3 Years       1997 to Present - President and Chief           None          None
2500 Elmerton Avenue                                    Executive Officer, Capital Blue Cross.
Harrisburg, PA 17110
Age 56


Jed H. Pitcher             Trustee        3 Years       April 1999 to Present - Chairman of the Board   None          None
2890 Cottonwood Parkway                                 and Chief Executive Officer, Regence
Salt Lake City, UT 84121                                BlueCross BlueShield of Utah;
Age 61                                                  June 2000 to Present - President and Chief
                                                        Operating Officer, The Regence Group; 1997 to
                                                        April 1999 - Chairman of the Board, President
                                                        and Chief Executive Officer, Regence BlueCross
                                                        BlueShield of Utah.


Joseph F. Reichard         Trustee        4 Years       1998 to Present - Vice President and            None          None
120 Fifth Avenue                                        Assistant Treasurer, Highmark, Inc.;
Pittsburgh, PA 15222                                    1997 to December 1997 - Director of Financial
Age 54                                                  Services and Assistant Treasurer, Highmark,
                                                        Inc.


Wendell H. Berg            Secretary      3 Years       March 2000 to Present - Executive Vice          None          None
676 North St. Clair                                     President, General Counsel and Secretary, BCS
Street                                                  Financial Corporation;
Suite 1600                                              1997 to March 2000 - Senior Vice President,
Chicago, IL 60611                                       General Counsel and Secretary, BCS Financial
Age 59                                                  Corporation.


Dale E. Palka              Treasurer      3 Years       March 2001 to Present - Senior Vice             None          None
676 North St. Clair                                     President, BCS Financial Services Corporation.
Street                                                  April 1999 to March 2001 - Vice President,
Suite 1600                                              BCS Financial Services Corporation;
Chicago, IL 60611                                       1997 to April 1999 - Executive Director,
Age 53                                                  Investment Programs Health Plans Capital
                                                        Services Corporation.


----------------------------------------
*Term of office is one year.

The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling (collect), BCS Financial Services Corporation, 676 North St. Clair, 16th Floor, Chicago, Illinois 60640 or (312) 951-7700, respectively.

--------------------------------------------------------------------------------

                           PLAN INVESTMENT FUND, INC.

                                676 N. St. Clair
                             Chicago, Illinois 60611
                                 (312) 951-9841

                                    TRUSTEES

EDWARD J. BARAN                            JAMES M. MEAD
President and                              President and
  Chief Executive Officer                    Chief Executive Officer
Plan Investment Fund, Inc.                 Capital Blue Cross
  BCS Financial Corporation

HOWARD F. BEACHAM III                      JED H. PITCHER
President and                              Chairman and
  Chief Operating Officer                    Chief Executive Officer
Blue Cross and Blue Shield                 Regence Blue Cross and Blue Shield
  of Central New York                        of Utah

RONALD F. KING                             JOSEPH F. REICHARD
Chairman, Chief Executive Officer          Vice President, Treasury Services
  and President                              and Assistant Treasurer
Blue Cross and Blue Shield                 Highmark Blue Cross and Blue Shield
  of Oklahoma

ROBERT A. LEICHTLE
Executive Vice President,
  Chief Financial Officer
  and Treasurer
Blue Cross and Blue Shield
  of South Carolina



                               INVESTMENT ADVISORS

                            GOVERNMENT/REPO PORTFOLIO
                           AND MONEY MARKET PORTFOLIO
                 BlackRock Institutional Management Corporation
                              Wilmington, Delaware